PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advance to suppliers	$ 4,275,264	$ 6,337,707
Rental and other deposits	1,721,410	1,839,663
Prepaid rental expenses	194,826	723,075
Prepaid advertisement expenses	204,549	440,064
Advances to employees	124,736	83,848
Prepaid professional service fee	874,628
Other current assets	38,581	70,154
Prepaid expenses and other current assets	7,433,994	9,494,511
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at the beginning of the year	3,063,763	1,661,122	269,201
Change to expenses	452,774	1,333,519	1,371,650
Exchange adjustments	(71,905)	69,122	20,271
Balance at the end of the year	3,444,632	3,063,763	1,661,122
Allowance for Advance to Suppliers
Movement in Valuation Allowances and Reserves [Roll Forward]
Change to expenses	$ 452,774	$ 1,333,519	$ 1,371,650